Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

On April 2, 2019, the Company issued a four-month promissory note in the principal amount of $100,000 to Lobo Holdings, LLC., a stockholder in the Company. The note bears interest at the rate of 18% per annum. The note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman pledged 1,000,000 shares of common stock to secure the Company’s obligations under the note.

On April 2, 2019, the Company sold 5,000 shares at $2.00 per share to one investor in a private offering.

On April 12, 2019, the Company sold 1,000 shares at $2.00 per share to one investor in a private offering.

On April 23, 2019, the Company issued 2,500 shares at $2.00 per share to MEC Consulting Inc. for professional services.

On May 2, 2019, the Company sold 500 shares at $2.00 per share to one investor in a private offering.

On May 6, 2019, the Company sold 500 shares at $2.00 per share to one investor in a private offering.

On May 7, 2019, the Company sold 3,000 shares at $2.00 per share to one investor in a private offering.

On May 9, 2019, the Company sold 1,000 shares at $2.00 per share to one investor in a private offering.

On May 20, 2019, the Company issued an aggregate of 20,000 shares of common stock to Newbridge Securities Corporation and two of its employees for investment banking services provided to the Company.

On May 20, 2019, the Company issued 5,500 shares issued to certain employees of the Company as bonus compensation.

On May 23, 2019, a vendor filed a complaint in Circuit Court of the 11th Judicial District, Miami-Dade County, Florida seeking $314,752 (and interest thereon and attorney’s fees) for alleged unpaid invoices for crab meat that the Company has disputed. The Company’s accounts payable balance related to this vendor is approximately $314,000.

Note 14.	Subsequent Events

On December 20, 2018, the Board of Directors granted stock options to purchase an aggregate of 705,000 shares of common stock at an exercise price of $2.00 per share to certain employees and service providers, effective January 15, 2019.

On February 1, 2019, the Company sold 5,000 shares at $2.00 per share to one investor in a private offering.

On April 2, 2019, the Company sold 5,000 shares at $2.00 per share to one investor in a private offering.

On March 26, 2019, the Company issued a four-month promissory note in the principal amount of $1,000,000 to Kenar Overseas Corp., a company registered in Panama (the “Lender”). The term of the note may be extended for an additional two months at the Lender’s discretion. The note bears interest at the rate of 18% per annum during the initial four months which rate will increase to 24% during any extension thereof. The note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman pledged 5,000,000 shares of common stock to secure the Company’s obligations under the note.

On April 2, 2019, the Company issued a four-month promissory note in the principal amount of $100,000 to Lobo Holdings, LLC., a stockholder in the Company.  The note bears interest at the rate of 18% per annum. The note may be prepaid in whole or in part without penalty. John Keeler, the Company’s Executive Chairman pledged 1,000,000 shares of common stock to secure the Company’s obligations under the note.

On March 31, 2019, an aggregate of 14,130 shares of common stock were issued to the holders of Series A preferred stock with a value of $28,260.